Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues:
Lease rental income	$ 91,791	$ 83,049	$ 179,679	$ 155,408
Management fees	7,293	7,615	14,094	15,299
Trading container sales proceeds	12,744	5,655	24,281	10,420
Gains on sale of containers, net	8,162	9,417	19,451	15,811
Total revenues	119,990	105,736	237,505	196,938
Operating expenses:
Direct container expense	6,104	4,315	12,164	8,273
Cost of trading containers sold	11,130	5,024	21,132	9,190
Depreciation expense	22,801	24,001	44,381	42,867
Amortization expense	1,299	1,574	2,605	3,332
General and administrative expense	5,822	6,043	11,545	12,241
Short-term incentive compensation expense	1,322	1,494	2,314	2,453
Long-term incentive compensation expense	1,524	1,372	3,678	3,108
Bad debt expense, net	743	408	2,461	544
Gain on sale of containers to noncontrolling interest		(19,773)		(19,773)
Total operating expenses	50,745	24,458	100,280	62,235
Income from operations	69,245	81,278	137,225	134,703
Other income (expense):
Interest expense	(18,531)	(9,011)	(33,250)	(16,534)
Interest income	35	7	63	14
Realized losses on interest rate swaps and caps, net	(2,529)	(2,765)	(5,079)	(5,407)
Unrealized gains (losses) on interest rate swaps and caps, net	1,025	(4,453)	2,073	(2,242)
Other, net	(1)	(79)	(2)	(130)
Net other expense	(20,001)	(16,301)	(36,195)	(24,299)
Income before income tax and noncontrolling interest	49,244	64,977	101,030	110,404
Income tax expense	(4,122)	(3,766)	(6,445)	(6,380)
Net income	45,122	61,211	94,585	104,024
Less: Net loss (income) attributable to the noncontrolling interest	687	(9,514)	1,134	(15,137)
Net income attributable to Textainer Group Holdings Limited common shareholders	45,809	51,697	95,719	88,887
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 0.92	$ 1.06	$ 1.93	$ 1.82
Diluted	$ 0.91	$ 1.03	$ 1.90	$ 1.78
Weighted average shares outstanding (in thousands):
Basic	49,543	48,899	49,484	48,780
Diluted	50,358	49,975	50,442	49,855
Other comprehensive income:
Foreign currency translation adjustments	(72)	38	5	120
Comprehensive income	45,050	61,249	94,590	104,144
Less: Comprehensive loss (income) attributable to the noncontrolling interest	687	(9,514)	1,134	(15,137)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 45,737	$ 51,735	$ 95,724	$ 89,007